UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
             OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number               811-09174
                                  -------------------------------------


                        Aegis Value Fund, Inc.
-----------------------------------------------------------------------
           (Exact name of registrant as specified in charter)


          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
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          (Address of principal executive offices) (Zip code)


                          Aegis Financial Corp.
          1100 N. Glebe Road, Suite 1040, Arlington, VA  22201
-----------------------------------------------------------------------
                 (Name and address of agent for service)


Registrant's telephone number, including area code:   (703) 528-7788
                                                   --------------------

Date of fiscal year end:      8/31
                        ------------------

Date of reporting period:   11/30/06
                         -----------------


Item 1.  SCHEDULE OF INVESTMENTS.


SCHEDULE OF INVESTMENTS - As of November 30, 2006
   (Unaudited)

                                              Shares           Value
                                              ------           -----
Common Stock - 71.7%
--------------------
Consumer Discretionary  - 23.3%
-------------------------------
Auto Components - 4.6%
Exide Technologies (1)                       1,114,518    $  5,160,218
Superior Industries International, Inc.        650,600      12,836,338
                                                           -----------
                                                            17,996,556

Automobiles - 0.8%
Coachmen Industries, Inc.                       64,005         701,495
National R.V. Holdings, Inc. (1)(2)            719,995       2,447,983
                                                           -----------
                                                             3,149,478

Distributors - 4.5%
Advanced Marketing Services, Inc. (1)           78,300         227,070
Audiovox Corp. (1)(2)                        1,018,094      14,100,602
Handleman Co.                                  465,400       3,672,006
                                                           -----------
                                                            17,999,678

Hotels, Restaurants & Leisure - 1.4%
BowlAmerica, Inc.                                9,481         141,741
J. Alexander's Corp. (1)                       130,420       1,134,654
Lodgian, Inc. (1)                              158,300       2,271,605
Luby's Inc. (1)                                  8,367          92,037
Nathan's Famous, Inc. (1)                      132,400       1,747,680
                                                           -----------
                                                             5,387,717

Household Durables - 3.6%
Bassett Funiture Industries, Inc.              458,845       8,121,557
Dominion Homes, Inc. (1)(2)                    820,000       4,780,600
Enesco Group, Inc. (1)(2)                    1,465,800         395,766
National Presto Industries, Inc.                15,000         922,650
                                                           -----------
                                                            14,220,573

Leisure Equipment & Products - 1.8%
Head NV                                      1,881,000       6,959,700

Multiline Retail - 3.9%
Dillard's, Inc.                                268,400       9,546,988
Duckwall-ALCO Stores, Inc. (1)                 140,100       5,577,381
                                                           -----------
                                                            15,124,369

Specialty Retail - 0.1%
Pep Boys - Manny, Moe & Jack                    21,200         286,200

Textiles, Apparel & Luxury Goods - 2.6%
Delta Apparel, Inc.                            337,700       6,024,568
Delta Woodside Industries, Inc. (1)(2)         428,700           4,501
Quaker Fabric Corp. (2)                      1,600,000       1,472,000
Tandy Brands Accessories, Inc.                 231,275       2,759,111
                                                            ----------
                                                            10,260,180
                                                            ----------
   Total Consumer Discretionary                             91,384,451
                                                            ----------

Consumer Staples - 8.4%
-----------------------
Food Products - 2.0%
Imperial Sugar Co.                             213,410       4,916,966
John B. Sanfilippo & Son, Inc. (1)             269,568       2,949,074
                                                            ----------
                                                             7,866,040

Tobacco - 6.4%
Alliance One International, Inc. (1)         3,871,119      25,084,851
                                                            ----------
   Total Consumer Staples                                   32,950,891
                                                            ----------

Energy - 1.6%
-------------
Oil, Gas & Consumable Fuels - 1.6%
Top Tankers, Inc.                               48,700         255,188
USEC, Inc. (1)                                 497,250       6,195,735
                                                            ----------
                                                             6,450,923
                                                            ----------
   Total Energy                                              6,450,923
                                                            ----------

Financials - 16.0%
------------------
Capital Markets - 0.3%
BKF Capital Group, Inc.                        331,200       1,248,624

Diversified Financial Services - 2.8%
California First National Bancorp. (2)         569,683       7,975,562
Medallion Financial Corp.                      250,140       2,966,660
                                                            ----------
                                                            10,942,222

Insurance - 11.7%
Acceptance Insurance Companies, Inc. (1)       229,400             574
MIIX Group, Inc. (1)                           295,000             590
PMA Capital Corp. (1)(2)                     2,626,515      23,297,188
PXRE Group Ltd.                                709,800       3,385,746
Quanta Capital Holdings Ltd. (1)             1,557,886       3,536,401
SCPIE Holdings, Inc. (1)                       443,722      11,692,075
Specialty Underwriters' Alliance, Inc. (1)     378,953       3,933,532
                                                            ----------
                                                            45,846,106

Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.                     1,000          71,750
MI Developments, Inc.                          123,000       4,462,440
                                                            ----------
                                                             4,534,190
                                                            ----------
   Total Financials                                         62,571,142


Health Care - 0.0%
------------------
Health Care Providers & Services - 0.0%
OCA, Inc. (1)                                  579,400          12,167
                                                            ----------
   Total Health Care                                            12,167
                                                            ----------

Industrials - 6.8%
------------------
Aerospace/Defense - 1.2%
Allied Defense Group, Inc. (1)                 271,000       4,688,300

Airlines - 2.9%
Air France-KLM-ADR (3)                         123,350       4,931,533
MAIR Holdings, Inc. (1)(2)                   1,210,922       6,914,364
                                                            ----------
                                                            11,845,897

Building Products - 0.2%
International Aluminum Corp.                    14,400         652,320

Machinery - 1.8%
Quipp, Inc. (2)                                 78,300         588,033
Tecumseh Products Co., Class A (1)             141,098       2,287,199
Tecumseh Products Co., Class B (1)             253,515       4,030,889
                                                            ----------
                                                             6,906,121

Marine - 0.4%
Excel Maritime Carriers Ltd (1)                 20,000         273,000
International Shipholding Corp. (1)            103,700       1,348,100
                                                            ----------
                                                             1,621,100

Transportation Infrastructure - 0.3%
Sea Containers Ltd. (1)(2)                   1,985,400       1,072,116
                                                            ----------
   Total Industrials                                        26,785,854
                                                            ----------

Information Technology - 0.1%
-----------------------------
Internet Software & Services - 0.0%
LQ Corp., Inc. (1)                              52,115          61,496

IT Services - 0.1%
Technology Solutions Co. (1)                    41,429         277,160
                                                            ----------
   Total Information Technology                                338,656
                                                            ----------

Materials - 13.1%
-----------------
Chemicals - 8.3%
American Pacific Corp. (1)(2)                  670,534       4,961,952
CF Industries Holdings, Inc.                   946,200      21,526,049
CPAC, Inc. (2)                                 368,474       2,583,003
Terra Industries, Inc. (1)                     347,500       3,596,625
                                                            ----------
                                                            32,667,629

Containers & Packaging - 0.8%
Mod-Pac Corp. (1)                               79,818         877,998
Peak International Ltd. (1)(2)                 726,877       2,086,137
                                                            ----------
                                                             2,964,135

Metals & Mining - 1.5%
Amerigo Resources Ltd.                         445,000         703,100
Northern Orion Resources, Inc. (1)              25,300         100,947
Ryerson Tull, Inc.                             232,900       5,184,354
                                                            ----------
                                                             5,988,401

Paper & Forest Products - 2.5%
Canfor Corp. (1)                               590,900       5,329,918
Pope & Talbot, Inc. (2)                        883,100       4,424,331
                                                            ----------
                                                             9,754,249
                                                            ----------
   Total Materials                                          51,374,414
                                                            ----------

Telecommunication Services - 0.3%
---------------------------------
Diversified Telecommunication - 0.3%
IDT Corp. (1)                                   10,000         135,000
IDT Corp.  Class B (1)                          86,000       1,114,560
Integrated Telecom Express, Inc. (1)(4)        308,300          30,830
                                                            ----------
                                                             1,280,390
                                                            ----------
   Total Telecommunication Services                          1,280,390
                                                            ----------

Utilities - 2.1%
----------------
Electric Utilities - 2.1%
Reliant Energy, Inc. (1)                       615,300       8,257,326
                                                            ----------
   Total Utilities                                           8,257,326
                                                            ----------

Total Common Stock  (Cost $288,819,599)                    281,406,214
                                                           -----------

Warrants - 1.0%
---------------
Air France ADW 11/05/07 (1)                    397,000       3,791,350
                                                            ----------
Total Warrants  (Cost $627,260)                              3,791,350
                                                            ----------

Investment Companies - 3.1%
---------------------------
Canfor Pulp Income Fund                         87,175         916,208
Federated Prime Obligations Fund            11,124,236      11,124,236
                                                            ----------
Total Investment Companies  (Cost $11,435,618)              12,040,444
                                                            ----------

Short Term Investments - 24.2%
------------------------------                                Market
                                                Par            Value
                                               ------         --------
U.S. Treasury Bill 12/07/06
    (5.10% Discount Rate)                  $20,000,000     $19,983,000
U.S. Treasury Bill 12/14/06
    (4.96% Discount Rate)                   15,000,000      14,973,133
U.S. Treasury Bill 12/21/06
    (5.14% Discount Rate)                   25,000,000      24,928,612
U.S. Treasury Bill 12/28/06
    (5.07% Discount Rate)                   25,000,000      24,905,031
U.S. Treasury Bill 01/04/07
    (4.92% Discount Rate)                   10,000,000       9,953,533
                                                           -----------
Total Short Term Investments  (Cost $94,743,309)            94,743,309
                                                           -----------

Total Investments - 100.0%  (Cost $395,625,786) (5)        391,981,317
                                                           -----------

Liabilities less other assets - 0.0%                          (176,944)
                                                           -----------

Net Assets - 100.0%                                       $391,792,078


(1) Non-income producing securities.

(2) Affiliated Company--The fund is owner of more than 5% of the outstanding voting securities. See additional information on Investments in Affiliated Companies.

(3) ADR--American Depository Receipt.

(4) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Value
Fund board of directors.

(5) At November 30, 2006, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

     Cost of Investments                                 $395,643,090
                                                          ------------
     Gross unrealized appreciation                        $75,202,697
     Gross unrealized depreciation                        (78,864,470)
                                                          ------------
     Net unrealized appreciation on investments           ($3,661,773)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Additional information on Investments in Affiliated Companies
-------------------------------------------------------------
Transactions during the period with companies which are or were affiliates are as follows:

                         Value at                                    Value at
                        Beginning                Sales    Dividend    End of
                        of Period   Purchases   Proceeds   Income     Period
                        ---------   ---------   --------  --------  ----------
Amer. Pacific Corp.    $4,660,211      --          --        --     $4,961,952
Audiovox Corp.         15,169,809      --         93,277     --     14,100,602
Ca. Fst. Natl. Bancorp  7,982,576      --          7,539    62,665   7,975,562
CPAC, Inc.              2,100,302      --          --       25,793   2,583,003
Delta Woodside Indus.      68,592      --          --        --          4,501
Dominion Homes Inc.     4,633,000      --          --        --      4,780,600
Enesco Group Inc.         309,393      --          1,486     --        395,766
MAIR Holdings, Inc.     6,139,375      --          --        --      6,914,364
Natl. RV Holdings Inc.  2,224,440     330,683      --        --      2,447,983
Peak International              0   1,993,482      --        --      2,086,137
PMA Capital Corp.      25,897,807      --      1,349,191     --     23,297,188
Pope & Talbot Inc.      4,857,050      --          --        --      4,424,331
Quaker Fabric Corp.     2,464,000      --          --        --      1,472,000
Quipp Inc.                630,315      --          --        3,915     588,033
Sea Containers Ltd.     4,885,356      --        161,905     --      1,072,116
                       ----------   ---------   --------  --------  ----------
     Total            $82,022,226  $2,324,165 $1,613,398   $92,373 $77,104,138


ITEM 2.  CONTROLS AND PROCEDURES.


(a)The registrant s principal executive officer and principal financial officer have concluded that the registrant s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aegis Value Fund, Inc.

By (Signature and Title)  /s/William S. Berno
William S. Berno, President

Date:  January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/William S. Berno
William S. Berno, President

Date:   January 26, 2007
By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, Treasurer

Date:   January 26, 2007